Employee benefits - Disclosure of Actuarial Assumptions for Defined Benefit Plans (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for retirement defined benefit
Disclosure of defined benefit plans [line items]
Discount rate (iBoxx Corporate AA) for retirement	3.20%	3.20%	3.75%
Annual rate of increase in wages	2.50%	2.50%	4.00%
Annual mobility rate	5.70%	5.20%	4.30%
Rate of contributions	49.29%	48.01%	47.07%
Rate of wages costs	22.62%	24.32%	23.46%
16-24 years	20.00%	15.00%	12.00%
25-29 years	16.00%	14.00%	10.00%
30-34 years	12.00%	10.00%	7.00%
35-39 years	8.00%	6.00%	5.00%
40-44 years	4.00%	4.00%	3.00%
45-49 years	2.00%	2.00%	1.50%
+50 years	0.00%	0.00%	0.00%
Allowance for retirement defined benefit | Executives | Employees born before 1 January 1968
Disclosure of defined benefit plans [line items]
Age at retirement	64 years	64 years	64 years
Allowance for retirement defined benefit | Executives | Employees born after 1 January 1968
Disclosure of defined benefit plans [line items]
Age at retirement	65 years	65 years	64 years
Allowance for retirement defined benefit | Non-executives | Employees born before 1 January 1968
Disclosure of defined benefit plans [line items]
Age at retirement	62 years	62 years	62 years
Allowance for retirement defined benefit | Non-executives | Employees born after 1 January 1968
Disclosure of defined benefit plans [line items]
Age at retirement	64 years	64 years	62 years
Length of service awards
Disclosure of defined benefit plans [line items]
Discount rate (iBoxx Corporate AA) for retirement	3.00%
Annual rate of increase in wages	2.50%
Annual mobility rate	5.70%
Rate of contributions	49.29%
Rate of wages costs	22.62%
Length of service awards | Executives
Disclosure of defined benefit plans [line items]
Age at retirement	64 years
Length of service awards | Non-executives
Disclosure of defined benefit plans [line items]
Age at retirement	62 years